DERIVATIVES AND HEDGING ACTIVITES (Schedule of Increase in Unrealized Gains (Losses) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivatives) (Details) - Other comprehensive income (loss) [Member] - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives [Line Items]
Total unrealized gain (loss)	$ 435	$ 62
Option contracts [Member]
Unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives [Line Items]
Total unrealized gain (loss)	150	$ 62
Forward contracts [Member]
Unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives [Line Items]
Total unrealized gain (loss)	$ 285